Finance Income And Costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income And Costs [Abstract]
Summary of Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021		2020		2019
	(In millions of Korean won)
Finance income
Interest income	₩	1,383	₩	1,088	₩	1,626
Unrealized foreign currency gain	134		321		119
Gain on foreign currency transactions	3,751		2,067		2,442
Total	₩	5,268	₩	3,476	₩	4,187
Finance costs
Unrealized foreign currency loss	₩	211	₩	682	₩	267
Loss on foreign currency transactions	2,360		2,965		1,050
Interest expense	115		186		277
Total	₩	2,686	₩	3,833	₩	1,594